ORGANIZATION AND BUSINESS OF COMPANY	3 Months Ended
Jun. 30, 2011
ORGANIZATION AND BUSINESS OF COMPANY
ORGANIZATION AND BUSINESS OF COMPANY

1.        ORGANIZATION AND BUSINESS OF COMPANY

Mexus Gold US (the “Company”) was originally incorporated under the laws of the State of Colorado on June 22, 1990, as U.S.A. Connection, Inc. On October 28, 2005, the Company changed its’ name to Action Fashions, Ltd. On September 18, 2009, the Company changed its’ domicile to Nevada and changed its’ name to Mexus Gold US to better reflect the Company’s new planned principle business operations. The Company has a fiscal year end of March 31.

The Company re-entered the exploration stage as of September 18, 2009, as defined by the Financial Accounting Standard Board (FASB) in FASB ASC 915-10, “Development Stage Entities”. The Company is devoting substantially all of its present efforts to establish a new business and none of its planned principal operations have commenced. All losses accumulated since re-entry into the exploration stage has been considered part of the Company’s exploration stage activities.

The Company is a mining company engaged in the evaluation, acquisition, exploration and advancement of gold, silver and copper projects in the State of Sonora, Mexico and the Western United States, as well as, the salvage of precious metals from identifiable sources.